1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
		Maturity	Face
	Rate	Date	Amount	Value
Municipal Bonds ― 98.9%
Education ― 12.0%
Maryland Stadium Authority	5.000%	5/1/2042	$2,000,000	$2,090,929
Maryland State EDC, Student Housing Revenue Bonds:
Maryland Economic Development Corp.	5.000%	7/1/2036	250,000	227,895
Salisbury University Project	5.000%	6/1/2027	455,000	455,437
University of Maryland, College Park Projects	5.000%	7/1/2031	500,000	501,739
Washington College, Town of Chestertown MD	5.000%	3/1/2028	500,000	522,372
Maryland State Health & Higher EFA Revenue Bonds:
Good Samaritan Hospital of Maryland(a)	2.410%	4/1/2035	2,000,000	2,000,000
Johns Hopkins University(a)	2.460%	7/1/2036	2,000,000	2,000,000
Maryland Institute College of Art	4.000%	6/1/2042	250,000	216,119
Stevenson University	4.000%	6/1/2034	500,000	455,481
Total Education				8,469,972

Health Care ― 26.3%
County of Baltimore, Maryland:
Oak Crest Village Inc.	5.000%	1/1/2030	495,000	510,048
Oak Crest Village Inc.	4.000%	1/1/2040	500,000	437,535
Riderwood Village Obligated Group	4.000%	1/1/2045	1,000,000	898,686
County of Prince George’s, MD, COPS	3.000%	10/1/2031	2,500,000	2,273,726
Maryland State EDC, Howard Hughes Medical Institute(a)	2.500%	2/15/2043	2,300,000	2,300,000
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Healthcare Obligated Group	5.000%	1/1/2033	2,500,000	2,540,328
Adventist Rehabilitation Hospital	5.500%	1/1/2027	1,250,000	1,310,743
Broadmead Inc.	4.250%	7/1/2040	1,150,000	1,074,956
Greater Baltimore Medical Center Inc.(a)	2.650%	7/1/2025	400,000	400,000
Helix Health Issue, AMBAC	5.250%	8/15/2038	3,000,000	3,118,322
James Lawrence Kernan Hospital(a)	2.600%	7/1/2041	800,000	800,000
MedStar Health Obligated Group	5.000%	5/15/2042	2,000,000	2,013,040
UPMC Obligated Group	4.000%	4/15/2045	1,000,000	863,088
Total Health Care				18,540,472

Housing ― 10.0%
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/2047	1,000,000	875,928
Maryland State Community Development Administration, Department of Housing and Community Development:
Bolton North LP	3.350%	9/15/2034	1,000,000	908,993
Kirkwood House Preservation LP (a)	2.500%	12/1/2038	1,500,000	1,500,000
Montgomery County Housing Opportunities Commission(a)	2.500%	1/1/2041	2,000,000	2,000,000
Montgomery County Housing Opportunites Commission	3.050%	7/1/2044	1,000,000	772,217
Montgomery County Housing Opportunities Commission(a)	2.500%	1/1/2049	1,000,000	1,000,000
Total Housing				7,057,138

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)(Continued)
Industrial Revenue ― 0.6%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/2029	$430,000	$430,288
Total Industrial Revenue				430,288

Leasing ― 1.4%
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/2024	1,000,000	1,000,740
Total Leasing				1,000,740

Local General Obligation ― 21.8%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/2027	1,150,000	1,154,291
County of Baltimore, Maryland	4.000%	3/24/2023	3,000,000	3,012,969
County of Baltimore, Maryland	5.000%	3/1/2030	1,000,000	1,073,111
County of Baltimore, Maryland	4.000%	3/1/2040	1,000,000	945,581
County of Harford, Maryland	5.000%	2/1/2023	1,000,000	1,006,493
County of Howard, Maryland	4.000%	8/15/2045	2,000,000	1,834,297
County of Montgomery, Maryland(a)	2.550%	11/1/2037	1,250,000	1,250,000
County of Prince George’s, Maryland	5.000%	7/15/2040	1,750,000	1,861,041
County of St Mary’s, Maryland	5.000%	5/1/2023	500,000	505,607
County of Wicomico, Maryland	4.000%	11/1/2031	500,000	508,204
State of Maryland	5.000%	6/1/2026	610,000	628,117
State of Maryland	4.000%	8/1/2029	500,000	503,278
State of Maryland	5.000%	3/15/2031	1,000,000	1,071,043
Total Local General Obligation				15,354,032

Pre-Refunded/Escrowed to Maturity(b) ― 8.3%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/2024	2,320,000	2,366,215
County of Howard, Maryland	5.000%	2/15/2024	500,000	503,568
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/2029	3,000,000	2,998,814
Total Pre-Refunded/Escrowed to Maturity				5,868,597

Public Services ― 2.8%
Maryland State Stadium Authority Sports Facilities Lease Revenue(a)	2.450%	3/1/2026	2,000,000	2,000,000
Total Public Services				2,000,000

Transportation ― 9.9%
Maryland Economic Development Corp., Air Cargo Obligated Group	4.000%	7/1/2044	1,795,000	1,475,700
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	10/1/2022	605,000	605,000
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	4.000%	5/1/2030	3,000,000	3,088,169
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/2031	2,000,000	1,831,294
Total Transportation				7,000,163

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)(Continued)
Water & Sewer ― 5.8%
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds(a)	2.550%	6/1/2023	$2,550,000	$2,550,000
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.000%	6/15/2023	500,000	506,511
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.000%	6/1/2037	1,000,000	1,045,084
Total Water & Sewer				4,101,595
Total Municipal Bonds (Cost ― $73,186,044)				69,822,997

Investments in Securities at Value ― 98.9% (Cost ― $73,186,044)				69,822,997
Other Assets in Excess of Liabilities ― 1.1%				797,926
Total Net Assets ― 100.0%				$70,620,923

(a) Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.

(b) Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

	Abbreviations used in this schedule:
	AMBAC — American Municipal Bond Assurance Corporation — Insured Bonds
	COPS — Community Oriented Policing Services
	EDC — Economic Development Corporation
	EDR — Economic Development Revenue
	EFA — Educational Facilities Authority
	GO — General Obligation
	LP — Limited Partnership

	Ratings table*

	Standard & Poor’s/Moody’s/Fitch**
	AAA/Aaa	38.4%
	AA/Aa	36.7%
	A	11.8%
	BBB/Baa	12.1%
	BB/Bb	1.0%
		100.0%
*	As a percentage of total investments.
**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a
	Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not
	measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or
	lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as
	being rated in the highest rating category received from a NRSRO.

1919 Maryland Tax-Free Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the “Adviser” or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices inA active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 MARYLAND TAX-FREE FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Municipal Bonds	$-	$69,822,997	$-	$69,822,997
Total long-term investments	-	69,822,997	-	69,822,997
Total investments	$-	$69,822,997	$-	$69,822,997

* See Schedule of Investments for additional detailed categorizations.